ProFund VP Japan Average Annual Total Returns			12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Nikkei 225 Stock Average - USD Terms[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		29.32%	5.94%	9.51%
Nikkei 225 Stock Average - Local (Yen) Terms[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		28.65%	15.10%	12.38%
S&P Global 1200 Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2],[3]		22.99%	12.79%	12.85%
None
Prospectus [Line Items]
Average Annual Return, Percent			30.69%	14.99%	11.39%
Performance Inception Date		May 01, 2002

[1]	Reflects no deduction for fees, expenses or taxes. Returns are gross returns that do not reflect the reduction of any withholding taxes, and are adjusted to reflect the reinvestment of dividends paid by companies in the Index.
[2]	Reflects no deduction for fees, expenses or taxes. Returns are gross returns that do not reflect the reduction of any withholding taxes, and are adjusted to reflect the reinvestment of dividends paid by companies in the Index.
[3]	Reflects no deduction for fees, expenses or taxes. Returns are gross returns that do not reflect the reduction of any withholding taxes, and are adjusted to reflect the reinvestment of dividends paid by companies in the Index.